Supplement to the
Strategic Advisers® Multi-Manager 2060 Fund
July 30, 2014
Prospectus

Strategic Advisers may modify the target asset allocation strategy for Strategic Advisers® Multi-Manager 2060 Fund and modify the selection of underlying Fidelity funds for any Strategic Advisers® Multi-Manager Target Date Fund from time to time. Fidelity® Series Short-Term Credit Fund has been added to the selection of underlying funds. On or about March 27, 2015, Strategic Advisers Multi-Manager 2060 Fund is expected to cease its investments in Fidelity® Short-Term Bond Fund.

Notwithstanding any information in the prospectus to the contrary, effective on or about August 1, 2014 Strategic Advisers, Inc. may vary asset allocations within the asset classes identified in the prospectus (domestic equity funds, international equity funds, bond funds and short-term funds) from the target asset allocations in each fund's fund summary. Strategic Advisers may utilize this strategy to allow portfolio managers to express their cyclical asset class views within predefined risk parameters. In implementing this strategy, Strategic Advisers, Inc. may vary exposure to asset classes as follows:

Asset Class

Range

Equity Funds (domestic and international)	+/- 10% (aggregate limit)
Bond Funds	+/- 10%
Short Term Debt Funds	+/- 10%

As a result of this strategy, the asset allocations shown in the prospectus glide path in the "Investment Details" section of the prospectus are referred to as "neutral" allocations because they do not reflect any decisions made by Strategic Advisers to overweight or underweight a particular asset class.

The following information supplements information under "Principal Investment Risks" in the "Fund Summary" section and the "Investment Details" section of the prospectus.

Active Allocation Risk. Strategic Advisers has discretion to increase or decrease the exposure to the asset classes listed above. This strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.

The following paragraph replaces the second paragraph under the glide path in the "Investment Details" section of the prospectus.

The Adviser may modify the target asset allocation strategy for any fund and modify the selection of underlying Fidelity funds for any fund from time to time. When modifying the selection of underlying Fidelity funds and transitioning in or out of one or more underlying Fidelity funds, the Adviser may invest a fund's assets directly in securities for a period of time.

The following disclosure replaces the similar disclosure found in the "Investment Details" section under the heading "Short-Term Funds" beginning on page 17.

Fidelity Series Short-Term Credit Fund seeks to obtain a high level of current income consistent with the preservation of capital.

The Adviser normally invests at least 80% of the fund's assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities.

The Adviser uses the Barclays® U.S. 1-3 Year Credit Bond Index as a guide in structuring the fund and selecting its investments. The Adviser manages the fund to have similar overall interest rate risk to the index.

The Adviser considers other factors when selecting the fund's investments, including the credit quality of the issuer, security-specific features, current valuation relative to alternatives in the market, short-term trading opportunities resulting from market inefficiencies, and potential future valuation. In managing the fund's exposure to various risks, including interest rate risk, the Adviser considers, among other things, the market's overall risk characteristics, the market's current pricing of those risks, information on the fund's competitive universe and internal views of potential future market conditions.

In addition, the fund normally maintains a dollar-weighted average maturity of three years or less. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated maturity.

The Adviser allocates the fund's assets among different market sectors (for example, corporate, asset-backed, or government securities) and different maturities based on its view of the relative value of each sector or maturity.

The Adviser may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

The Adviser may engage in transactions that have a leveraging effect on the fund, including investments in derivatives, regardless of whether the fund may own the asset, instrument, or components of the index underlying the derivative, and forward-settling securities. The Adviser may invest a significant portion of the fund's assets in these types of investments. If the fund invests a significant portion of its assets in derivatives, its investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. The fund's derivative investments may include interest rate swaps, total return swaps, credit default swaps, options (including options on futures and swaps), and futures contracts (both long and short positions) on securities, other instruments, and indexes. Depending on the Adviser's outlook and market conditions, the Adviser may engage in these transactions to increase or decrease the fund's exposure to changing security prices, interest rates, credit qualities, or other factors that affect security values, or to gain or reduce exposure to an asset, instrument, or index.

O60-15-01  March 27, 2015
1.9859947.101

To earn additional income for the fund, the Adviser may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased portfolio turnover rate which increases transaction costs and may increase taxable gains.

The Adviser uses central funds to help invest the fund's assets. Central funds are specialized investment vehicles designed to be used by Fidelity funds. Fidelity uses them to invest in particular security types or investment disciplines; for example, rather than buy bonds directly, the fund may invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds. Central funds offer exposure to some or all of the following types of investment-grade and lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds): corporate bonds, mortgage and other asset-backed securities, floating rate loans, and BB-rated securities. Central funds may also focus on other types of securities.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

Supplement to the
Strategic Advisers® Multi-Manager
Target Date Funds
May 30, 2014
Prospectus

Strategic Advisers may modify the target asset allocation strategy for the Strategic Advisers® Multi-Manager Target Date Funds and modify the selection of underlying Fidelity funds for any Strategic Advisers® Multi-Manager Target Date Fund from time to time. Fidelity® Series Short-Term Credit Fund has been added to the selection of underlying funds. On or about March 27, 2015, each Strategic Advisers Multi-Manager Target Date Fund is expected to cease its investments in Fidelity® Short-Term Bond Fund.

Notwithstanding any information in the prospectus to the contrary, effective on or about August 1, 2014 Strategic Advisers, Inc. may vary asset allocations within the asset classes identified in the prospectus (domestic equity funds, international equity funds, bond funds and short-term funds) from the target asset allocations in each fund's fund summary. Strategic Advisers may utilize this strategy to allow portfolio managers to express their cyclical asset class views within predefined risk parameters. In implementing this strategy, Strategic Advisers, Inc. may vary exposure to asset classes as follows:

Asset Class

Range

Equity Funds (domestic and international)	+/- 10% (aggregate limit)
Bond Funds	+/- 10%
Short Term Debt Funds	+/- 10%

As a result of this strategy, the asset allocations shown in the prospectus glide path in the "Investment Details" section of the prospectus are referred to as "neutral" allocations because they do not reflect any decisions made by Strategic Advisers to overweight or underweight a particular asset class.

The following information supplements information under "Principal Investment Risks" in the "Fund Summary" section and the "Investment Details" section of the prospectus.

Active Allocation Risk. Strategic Advisers has discretion to increase or decrease the exposure to the asset classes listed above. This strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.

The following paragraph replaces the second paragraph under the glide path in the "Investment Details" section of the prospectus.

The Adviser may modify the target asset allocation strategy for any fund and modify the selection of underlying Fidelity funds for any fund from time to time. When modifying the selection of underlying Fidelity funds and transitioning in or out of one or more underlying Fidelity funds, the Adviser may invest a fund's assets directly in securities for a period of time.

The following disclosure replaces the similar disclosure found in the "Investment Details" section under the heading "Short-Term Funds" beginning on page 62.

Fidelity Series Short-Term Credit Fund seeks to obtain a high level of current income consistent with the preservation of capital.

The Adviser normally invests at least 80% of the fund's assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities.

The Adviser uses the Barclays® U.S. 1-3 Year Credit Bond Index as a guide in structuring the fund and selecting its investments. The Adviser manages the fund to have similar overall interest rate risk to the index.

The Adviser considers other factors when selecting the fund's investments, including the credit quality of the issuer, security-specific features, current valuation relative to alternatives in the market, short-term trading opportunities resulting from market inefficiencies, and potential future valuation. In managing the fund's exposure to various risks, including interest rate risk, the Adviser considers, among other things, the market's overall risk characteristics, the market's current pricing of those risks, information on the fund's competitive universe and internal views of potential future market conditions.

In addition, the fund normally maintains a dollar-weighted average maturity of three years or less. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated maturity.

The Adviser allocates the fund's assets among different market sectors (for example, corporate, asset-backed, or government securities) and different maturities based on its view of the relative value of each sector or maturity.

The Adviser may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

The Adviser may engage in transactions that have a leveraging effect on the fund, including investments in derivatives, regardless of whether the fund may own the asset, instrument, or components of the index underlying the derivative, and forward-settling securities. The Adviser may invest a significant portion of the fund's assets in these types of investments. If the fund invests a significant portion of its assets in derivatives, its investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. The fund's derivative investments may include interest rate swaps, total return swaps, credit default swaps, options (including options on futures and swaps), and futures contracts (both long and short positions) on securities, other instruments, and indexes. Depending on the Adviser's outlook and market conditions, the Adviser may engage in these transactions to increase or decrease the fund's exposure to changing security prices, interest rates, credit qualities, or other factors that affect security values, or to gain or reduce exposure to an asset, instrument, or index.

OLF-15-01  March 27, 2015
1.9584471.105

To earn additional income for the fund, the Adviser may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased portfolio turnover rate which increases transaction costs and may increase taxable gains.

The Adviser uses central funds to help invest the fund's assets. Central funds are specialized investment vehicles designed to be used by Fidelity funds. Fidelity uses them to invest in particular security types or investment disciplines; for example, rather than buy bonds directly, the fund may invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds. Central funds offer exposure to some or all of the following types of investment-grade and lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds): corporate bonds, mortgage and other asset-backed securities, floating rate loans, and BB-rated securities. Central funds may also focus on other types of securities.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

Supplement to the
Strategic Advisers® Multi-Manager Target Date Funds
Class L and Class N
May 30, 2014
Prospectus

Strategic Advisers may modify the target asset allocation strategy for the Strategic Advisers® Multi-Manager Target Date Funds and modify the selection of underlying Fidelity funds for any Strategic Advisers® Multi-Manager Target Date Fund from time to time. Fidelity® Series Short-Term Credit Fund has been added to the selection of underlying funds. On or about March 27, 2015, each Strategic Advisers Multi-Manager Target Date Fund is expected to cease its investments in Fidelity® Short-Term Bond Fund.

Notwithstanding any information in the prospectus to the contrary, effective on or about August 1, 2014 Strategic Advisers, Inc. may vary asset allocations within the asset classes identified in the prospectus (domestic equity funds, international equity funds, bond funds and short-term funds) from the target asset allocations in each fund's fund summary. Strategic Advisers may utilize this strategy to allow portfolio managers to express their cyclical asset class views within predefined risk parameters. In implementing this strategy, Strategic Advisers, Inc. may vary exposure to asset classes as follows:

Asset Class

Range

Equity Funds (domestic and international)	+/- 10% (aggregate limit)
Bond Funds	+/- 10%
Short Term Debt Funds	+/- 10%

As a result of this strategy, the asset allocations shown in the prospectus glide path in the "Investment Details" section of the prospectus are referred to as "neutral" allocations because they do not reflect any decisions made by Strategic Advisers to overweight or underweight a particular asset class.

The following information supplements information under "Principal Investment Risks" in the "Fund Summary" section and the "Investment Details" section of the prospectus.

Active Allocation Risk. Strategic Advisers has discretion to increase or decrease the exposure to the asset classes listed above. This strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.

The following paragraph replaces the second paragraph under the glide path in the "Investment Details" section of the prospectus.

The Adviser may modify the target asset allocation strategy for any fund and modify the selection of underlying Fidelity funds for any fund from time to time. When modifying the selection of underlying Fidelity funds and transitioning in or out of one or more underlying Fidelity funds, the Adviser may invest a fund's assets directly in securities for a period of time.

The following disclosure replaces the similar disclosure found in the "Investment Details" section under the heading "Short-Term Funds" beginning on page 62.

Fidelity Series Short-Term Credit Fund seeks to obtain a high level of current income consistent with the preservation of capital.

The Adviser normally invests at least 80% of the fund's assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities.

The Adviser uses the Barclays® U.S. 1-3 Year Credit Bond Index as a guide in structuring the fund and selecting its investments. The Adviser manages the fund to have similar overall interest rate risk to the index.

The Adviser considers other factors when selecting the fund's investments, including the credit quality of the issuer, security-specific features, current valuation relative to alternatives in the market, short-term trading opportunities resulting from market inefficiencies, and potential future valuation. In managing the fund's exposure to various risks, including interest rate risk, the Adviser considers, among other things, the market's overall risk characteristics, the market's current pricing of those risks, information on the fund's competitive universe and internal views of potential future market conditions.

In addition, the fund normally maintains a dollar-weighted average maturity of three years or less. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated maturity.

The Adviser allocates the fund's assets among different market sectors (for example, corporate, asset-backed, or government securities) and different maturities based on its view of the relative value of each sector or maturity.

The Adviser may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

The Adviser may engage in transactions that have a leveraging effect on the fund, including investments in derivatives, regardless of whether the fund may own the asset, instrument, or components of the index underlying the derivative, and forward-settling securities. The Adviser may invest a significant portion of the fund's assets in these types of investments. If the fund invests a significant portion of its assets in derivatives, its investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. The fund's derivative investments may include interest rate swaps, total return swaps, credit default swaps, options (including options on futures and swaps), and futures contracts (both long and short positions) on securities, other instruments, and indexes. Depending on the Adviser's outlook and market conditions, the Adviser may engage in these transactions to increase or decrease the fund's exposure to changing security prices, interest rates, credit qualities, or other factors that affect security values, or to gain or reduce exposure to an asset, instrument, or index.

OLF-L-OLF-N-15-01  March 27, 2015
1.9586099.102

To earn additional income for the fund, the Adviser may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased portfolio turnover rate which increases transaction costs and may increase taxable gains.

The Adviser uses central funds to help invest the fund's assets. Central funds are specialized investment vehicles designed to be used by Fidelity funds. Fidelity uses them to invest in particular security types or investment disciplines; for example, rather than buy bonds directly, the fund may invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds. Central funds offer exposure to some or all of the following types of investment-grade and lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds): corporate bonds, mortgage and other asset-backed securities, floating rate loans, and BB-rated securities. Central funds may also focus on other types of securities.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.